NET LOSS PER SHARE (Details) - Schedule of Net Income (Loss) Per Share, Basic and Diluted - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Schedule of Net Income (Loss) Per Share, Basic and Diluted [Abstract]
Net Income (Loss)	$ 586,873	$ (14,447,094)	$ 4,225,197	$ (16,971,797)	$ (32,799,677)	$ (8,786,277)
Gain on derivative warrant liability (in Dollars)	(2,421,000)		(10,580,000)
(in Dollars)	$ (1,834,127)	$ (14,447,094)	$ (6,354,803)	$ (16,971,797)	$ (32,799,677)	$ (8,786,277)
Weighted average outstanding shares of common stock	20,654,502	15,495,421	19,883,329	15,270,968
Warrants – Debt	4,778,627		4,960,848
Stock options	3,662,422		4,667,825
Other warrants	91,224		112,186
Common stock and equivalents	29,186,775	15,495,421	29,624,188	15,270,968
Net income (loss) per share
Basic (in Dollars per share)	$ 0.03	$ (0.93)	$ 0.21	$ (1.11)
Diluted (in Dollars per share)	$ (0.06)	$ (0.93)	$ (0.21)	$ (1.11)